financial instruments - Significant unobservable inputs used in the fair value measurement (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of fair value measurement of assets
Balance, beginning of period	$ 47,983
Balance, end of period	54,046
Wind discount risk | Virtual power purchase agreements unrealized change in forward element | At fair value
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes	193
Balance, end of period	$ 193
Wind discount risk | Level 3
Disclosure of fair value measurement of assets
Percentage of electric power pool price	78.00%
Solar premium risk | Level 3
Disclosure of fair value measurement of assets
Percentage of electric power pool price	125.00%